Segment Information - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2012 Segment	Dec. 31, 2011	Dec. 31, 2010
Segment Reporting Information [Line Items]
Number of reportable segments	2
Clients, except for Schwab proprietary mutual funds, that accounted for more than 10% of the Company's net revenues	Except for Schwab's proprietary mutual funds, which are considered a single client for purposes of this computation, no single client accounted for more than 10% of the Company's net revenues in 2012, 2011, or 2010	Except for Schwab's proprietary mutual funds, which are considered a single client for purposes of this computation, no single client accounted for more than 10% of the Company's net revenues in 2012, 2011, or 2010	Except for Schwab's proprietary mutual funds, which are considered a single client for purposes of this computation, no single client accounted for more than 10% of the Company's net revenues in 2012, 2011, or 2010
Schwab Funds money market funds
Segment Reporting Information [Line Items]
Fees received from Schwab's proprietary mutual funds as a percentage of net revenues	10.00%	10.00%	14.00%
California State
Segment Reporting Information [Line Items]
Percentage of Schwab's total client accounts located in California	23.00%	23.00%	23.00%